UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21983

NASDAQ Premium Income & Growth Fund Inc.

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy

Vice President and Secretary

333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: 12/31

Date of reporting period: 3/31/11

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)

NASDAQ Premium Income & Growth Fund Inc. (QQQX)

March 31, 2011

Shares	Description (1)	Value

	Common Stocks – 102.2%

	Aerospace & Defense – 0.7%

8,359	General Dynamics Corporation	$639,965

2,886	Lockheed Martin Corporation	232,034

2,049	Precision Castparts Corporation	301,572

8,962	United Technologies Corporation	758,633
	Total Aerospace & Defense	1,932,204
	Air Freight & Logistics – 0.4%

2,810	FedEx Corporation	262,876

8,400	United Parcel Service, Inc., Class B	624,288

4,130	UTI Worldwide, Inc.	83,591
	Total Air Freight & Logistics	970,755
	Airlines – 0.1%

7,020	Ryanair Holdings PLC	195,156

4,120	Southwest Airlines Co.	52,036
	Total Airlines	247,192
	Auto Components – 0.3%

1,430	Autoliv Inc.	106,149

1,200	BorgWarner Inc.	95,628

14,110	Gentex Corporation	426,828

2,860	Lear Corporation	139,768
	Total Auto Components	768,373
	Automobiles – 0.0%

1,390	Tesla Motors Inc.	38,503

2,120	Thor Industries, Inc.	70,744
	Total Automobiles	109,247
	Beverages – 0.1%

1,070	Brown-Forman Corporation	73,081

3,180	Hansen Natural Corporation	191,531
	Total Beverages	264,612
	Biotechnology – 5.4%

3,950	Alexion Pharmaceuticals Inc.	389,786

14,640	Alkermes Inc.	189,588

12,140	Amylin Pharmaceuticals Inc.	138,032

11,850	BioMarin Pharmaceutical Inc.	297,791

74,119	Celgene Corporation, (2)	4,264,066

11,310	Cubist Pharmaceuticals Inc.	285,464

3,230	Dendreon Corporation,	120,899

2,290	Emergent BioSolutions, Inc.	55,326

10,480	Enzon Inc.	114,232

3,000	Exelixis, Inc.	33,900

3,780	Genomic Health, Inc.	92,988

24,710	Geron Corporation	124,786

141,684	Gilead Sciences, Inc.	6,013,069

5,370	Halozyme Therapeutics, Inc.	36,033

5,470	Human Genome Sciences, Inc.	150,152

Nuveen Investments	1

Portfolio of Investments (Unaudited)

NASDAQ Premium Income & Growth Fund Inc. (QQQX) (continued)

March 31, 2011

Shares	Description (1)	Value

	Biotechnology (continued)

6,110	Immunogen, Inc.	$55,418

15,966	Incyte Pharmaceuticals Inc.	253,061

880	Intermune, Inc.	41,527

10,290	ISIS Pharmaceuticals, Inc.	93,022

37,200	Lexicon Genetics, Inc.	62,496

7,160	MannKind Corporation	26,134

13,280	Micromet, Inc.	74,501

13,100	Myriad Genentics Inc.	263,965

5,210	Onyx Pharmaceuticals Inc.	183,288

4,750	Opko Health Inc.	17,718

8,940	PDL Biopahrma Inc.	51,852

7,440	Regeneron Pharmaceuticals, Inc.	334,354

12,300	Seattle Genetics, Inc.	191,511

20,030	Talecris Biotherapeutics Holdings Inc.	536,804

1,310	Targacept, Inc.	34,833

3,100	Theravance Inc.	75,082

6,210	United Therapeutics Corporation	416,194
	Total Biotechnology	15,017,872
	Capital Markets – 0.3%

415	Affiliated Managers Group Inc.	45,389

13,404	SEI Investments Company	320,088

6,702	T. Rowe Price Group Inc.	445,147
	Total Capital Markets	810,624
	Chemicals – 0.4%

2,170	Air Products & Chemicals Inc.	195,691

6,060	Ecolab Inc.	309,181

7,928	Methanex Corporation	247,591

1,180	Monsanto Company	85,267

3,500	Praxair, Inc.	355,600
	Total Chemicals	1,193,330
	Commercial Services & Supplies – 0.6%

3,900	Cintas Corporation	118,053

1,790	Copart Inc.	77,561

2,710	Iron Mountain Inc.	84,633

7,720	KAR Auction Services Inc.	118,425

1,980	Republic Services, Inc.	59,479

3,810	Rollins Inc.	77,343

10,124	Tetra Tech, Inc.	249,962

3,727	United Stationers, Inc.	264,803

4,860	Waste Connections Inc.	139,919

9,560	Waste Management, Inc.	356,970
	Total Commercial Services & Supplies	1,547,148
	Communications Equipment – 9.1%

4,070	ADTRAN, Inc.	172,812

8,890	Arris Group Inc.	113,259

2	Nuveen Investments

Shares	Description (1)	Value

	Communications Equipment (continued)

2,224	Blue Coat Systems Inc.	$62,628

16,297	Brocade Communications Systems Inc.	100,227

277,197	Cisco Systems, Inc.	4,753,929

9,810	F5 Networks, Inc.	1,006,212

1,260	Interdigital Inc.	60,115

17,850	LM Ericsson Telefonaktiebolget, Sponsored ADR	229,551

266,524	QUALCOMM, Inc.	14,613,510

71,384	Research In Motion Limited	4,038,193

10,531	Tellabs Inc.	55,182
	Total Communications Equipment	25,205,618
	Computers & Peripherals – 23.2%

169,614	Apple, Inc., (2)	59,101,994

8,940	EMC Corporation	237,357

4,890	Hewlett-Packard Company	200,343

4,780	Logitech International SA	86,661

49,260	Network Appliance Inc.	2,373,347

29,480	SanDisk Corporation	1,358,733

65,090	Seagate Technology	937,296
	Total Computers & Peripherals	64,295,731
	Consumer Finance – 0.0%

1,347	EZCORP, Inc.	42,282
	Containers & Packaging – 0.1%

6,715	Silgan Holdings, Inc.	256,110
	Distributors – 0.2%

20,543	LKQ Corporation	495,086

7,757	Pool Corporation	187,021
	Total Distributors	682,107
	Diversified Consumer Services – 0.2%

5,882	Career Education Corporation	133,639

1,510	Education Management Corporation	31,619

1,701	ITT Educational Services, Inc.	122,727

1,307	Strayer Education Inc.	170,550

3,030	Weight Watcher’s International Inc.	212,403
	Total Diversified Consumer Services	670,938
	Diversified Financial Services – 0.1%

1,410	Moody’s Corporation	47,813

2,320	MSCI Inc., Class A Shares	85,422
	Total Diversified Financial Services	133,235
	Diversified Telecommunication Services – 0.4%

11,800	AT&T Inc.	361,080

7,442	Neutral Tandem Inc.	109,770

9,230	Verizon Communications Inc.	355,724

13,533	Windstream Corporation	174,170
	Total Diversified Telecommunication Services	1,000,744
	Electrical Equipment – 0.0%

3,259	Woodward Governor Company	112,631

Nuveen Investments	3

Portfolio of Investments (Unaudited)

NASDAQ Premium Income & Growth Fund Inc. (QQQX) (continued)

March 31, 2011

Shares	Description (1)	Value

	Electronic Equipment & Instruments – 0.3%

3,730	Arrow Electronics, Inc.	$156,212

4,290	Avnet Inc.	146,246

13,965	National Instruments Corporation	457,633

3,198	Plexus Corporation	112,122
	Total Electronic Equipment & Instruments	872,213
	Food & Staples Retailing – 1.3%

4,040	BJ’s Wholesale Club	197,233

2,490	Casey’s General Stores, Inc.	97,110

4,830	CVS Caremark Corporation	165,766

3,570	Fresh Market Inc.	134,732

20,680	Kroger Co.	495,700

1,060	PriceSmart, Inc.	38,838

13,780	Safeway Inc.	324,381

14,450	Walgreen Co.	580,023

29,570	Wal-Mart Stores, Inc.	1,539,119

1,380	Weis Markets Inc.	55,835
	Total Food & Staples Retailing	3,628,737
	Health Care Equipment & Supplies – 1.6%

3,530	Alcon, Inc.	584,250

3,520	Baxter International, Inc.	189,270

2,970	Becton, Dickinson and Company	236,471

7,720	Boston Scientific Corporation	55,507

1,680	C. R. Bard, Inc.	166,841

6,890	Covidien PLC	357,867

1,140	Idexx Labs Inc.	88,031

5,300	Intuitive Surgical, Inc.	1,767,338

5,666	Kinetic Concepts Inc.	308,344

4,330	Medtronic, Inc.	170,386

2,590	Saint Jude Medical Inc.	132,763

3,770	Stryker Corporation	229,216

1,220	Varian Medical Systems, Inc.	82,521

1,840	Zimmer Holdings, Inc.	111,375
	Total Health Care Equipment & Supplies	4,480,180
	Health Care Providers & Services – 1.5%

2,140	AmerisourceBergen Corporation	84,658

2,910	Cardinal Health, Inc.	119,688

64,627	Express Scripts, Inc.	3,593,907

2,320	McKesson HBOC Inc.	183,396

1,630	Patterson Companies, Inc.	52,470
	Total Health Care Providers & Services	4,034,119
	Health Care Technology – 0.3%

8,610	Allscripts Healthcare Solutions Inc.	180,724

7,370	Emdeon Inc., Class A	118,731

6,898	Quality Systems Inc.	574,879
	Total Health Care Technology	874,334

4	Nuveen Investments

Shares	Description (1)	Value

	Hotels, Restaurants & Leisure – 3.0%

700	Carnival Corporation, ADR	$26,852

8,362	McDonald’s Corporation, (2)	636,265

152,353	Starbucks Corporation	5,629,443

16,360	Wynn Resorts Ltd.	2,081,810
	Total Hotels, Restaurants & Leisure	8,374,370
	Household Products – 0.0%

1,330	Procter & Gamble Company	81,928
	Industrial Conglomerates – 0.1%

1,820	3M Co.	170,170
	Insurance – 0.1%

5,458	CNA Financial Corporation	161,284

330	Wesco Financial Corporation	128,436
	Total Insurance	289,720
	Internet & Catalog Retail – 4.6%

41,178	Amazon.com, Inc.	7,417,393

1,620	Hosting Site Network, Inc.	51,889

1,570	MakeMyTrip Limited	46,017

7,282	NetFlix.com Inc.	1,728,237

2,241	PetMed Express, Inc.	35,542

7,100	Priceline.com Incorporated	3,595,724
	Total Internet & Catalog Retail	12,874,802
	Internet Software & Services – 9.0%

5,990	AOL Inc.	116,985

38,291	Baidu.com, Inc., Sponsored ADR	5,276,883

1,490	Digital River, Inc.	55,771

32,561	Earthlink, Inc.	254,953

146,829	eBay Inc.,	4,557,572

20,846	Google Inc., Class A	12,220,133

4,690	GSI Commerce, Inc.	137,276

11,240	IAC/InterActiveCorp.	347,204

4,880	j2 Global Communications, Inc.	144,009

1,450	Mercadolibre, Inc.	118,364

7,630	Netease.com, Inc.	377,761

4,780	Open Text Corporation	297,890

1,800	Rackspace Hosting Inc.	77,130

1,750	Sina Corporation	187,320

3,202	Sohu.com Inc.	286,131

8,461	ValueClick, Inc.	122,346

5,350	WebMD Health Corporation, Class A	285,797
	Total Internet Software & Services	24,863,525
	IT Services – 3.1%

6,040	Accenture Limited	332,019

2,080	Acxiom Corporation	29,848

21,410	Amdocs Limited	617,679

40,840	Cognizant Technology Solutions Corporation, Class A	3,324,376

Nuveen Investments	5

Portfolio of Investments (Unaudited)

NASDAQ Premium Income & Growth Fund Inc. (QQQX) (continued)

March 31, 2011

Shares	Description (1)	Value

	IT Services (continued)

15,159	Computer Sciences Corporation, (2)	$738,698

6,092	CSG Systems International Inc., (2)	121,474

8,010	Genpact Limited	115,985

1,470	Global Payments Inc.	71,912

19,947	Henry Jack and Associates Inc.	676,004

9,871	International Business Machines Corporation (IBM)	1,609,664

8,781	ManTech International Corporation, Class A	372,314

14,340	SAIC, Inc.	242,633

6,950	Sapient Corporation	79,578

1,340	SRA International, Inc.	38,002

2,150	Teradata Corporation	109,005

6,320	Total System Services Inc.	113,886
	Total IT Services	8,593,077
	Life Sciences Tools & Services – 0.8%

2,450	Charles River Laboratories International, Inc.	94,031

14,680	ICON PLC	316,941

6,040	Luminex Corporation	113,310

8,023	Pharmaceutical Product Development Inc.	222,317

20,880	Techne Corporation	1,495,008

1,150	Thermo Fisher Scientific, Inc.	63,883
	Total Life Sciences Tools & Services	2,305,490
	Machinery – 0.8%

1,810	AGCO Corporation	99,496

3,232	Bucyrus International, Inc.	295,566

3,250	CNH Global N.V.	157,788

3,050	Danaher Corporation	158,295

1,270	Deere & Company	123,050

8,782	Eaton Corporation	486,874

5,580	Makita Corporation, ADR	261,590

3,063	Nordson Corporation	352,429

640	Terex Corporation,	23,706

2,150	WABCO Holdings Inc.	132,526
	Total Machinery	2,091,320
	Marine – 0.0%

1,000	Kirby Corporation	57,290
	Media – 5.8%

210,210	Comcast Corporation, Class A	5,196,391

90,406	DIRECTV Group, Inc.	4,231,001

1,140	Discovery Communications inc., Class A Shares	45,486

1,420	Dreamworks Animation SKG Inc.	39,661

7,094	Focus Media Holding, Limited	217,573

2,080	Lamar Advertising Company	76,835

212,667	News Corporation, Class A	3,734,433

23,992	News Corporation, Class B	446,731

17,648	Omnicom Group, Inc.	865,811

6	Nuveen Investments

Shares	Description (1)	Value

	Media (continued)

2,380	Scripps Networks Interactive, Class A Shares	$119,214

14,420	Thomson Corporation	565,841

2,190	Viacom Inc., Class B	101,879

1,430	Walt Disney Company	61,619

6,940	WPP Group PLC	428,614
	Total Media	16,131,089
	Metals & Mining – 0.0%

492	Freeport-McMoRan Copper & Gold, Inc.	27,331
	Multiline Retail – 0.7%

2,070	Big Lots, Inc.	89,900

8,100	Dollar General Corporation	253,935

5,230	Family Dollar Stores, Inc.	268,404

4,120	J.C. Penney Company, Inc.	147,949

8,270	Kohl’s Corporation	438,641

7,390	Macy’s, Inc.	179,281

2,860	Nordstrom, Inc.	128,357

2,120	Saks Inc.	23,977

8,250	Target Corporation	412,583
	Total Multiline Retail	1,943,027
	Office Electronics – 0.1%

30,090	Xerox Corporation	320,459
	Personal Products – 0.0%

2,195	USANA Health Sciences, Inc.	75,749
	Pharmaceuticals – 2.9%

4,530	Abbott Laboratories	222,197

2,450	Allergan, Inc.	173,999

6,030	Eli Lilly and Company	212,075

9,572	Endo Pharmaceuticals Holdings Inc.	365,268

4,730	Forest Laboratories, Inc.	152,779

980	Hospira Inc.	54,096

5,520	Johnson & Johnson	327,060

5,170	Merck & Company Inc.	170,662

3,590	Optimer Pharmaceuticals, Inc.	42,470

4,882	Perrigo Company	388,217

13,700	Pfizer Inc.	278,247

3,870	Shire Pharmaceuticals Group	337,077

103,933	Teva Pharmaceutical Industries Limited, Sponsored ADR	5,214,319

6,040	ViroPharma, Inc.	120,196
	Total Pharmaceuticals	8,058,662
	Professional Services – 0.3%

1,640	Dun and Bradstreet Inc.	131,594

3,380	Equifax Inc.	131,313

2,030	IHS Inc.	180,163

2,230	Robert Half International Inc.	68,238

1,410	Towers Watson & Company, Class A Shares	78,199

Nuveen Investments	7

Portfolio of Investments (Unaudited)

NASDAQ Premium Income & Growth Fund Inc. (QQQX) (continued)

March 31, 2011

Shares	Description (1)	Value

	Professional Services (continued)

3,440	Verisk Analytics Inc, Class A Shares	$112,694
	Total Professional Services	702,201
	Real Estate Management & Development – 0.0%

7,900	China Real Estate Information Corporation, ADR	61,699
	Road & Rail – 0.8%

4,489	CSX Corporation	352,835

20,080	Heartland Express, Inc.	352,605

4,440	J.B. Hunt Transports Serives Inc.	201,665

17,378	Landstar System	793,827

17,343	Werner Enterprises, Inc.	459,069
	Total Road & Rail	2,160,001
	Semiconductors & Equipment – 8.2%

7,310	Advanced Micro Devices, Inc.	62,866

9,216	Aixtron AG, Aachen SH	404,398

26,264	Amkor Technology Inc.	177,019

21,560	Analog Devices, Inc.	849,033

10,200	ARM Holdings PLC	287,334

2,480	ASM International NV	98,183

13,927	ASM Lithography Holding NV, (2)	619,752

9,718	Atheros Communications, Inc.	433,909

4,380	Atmel Corporation	59,699

18,410	Avago Technologies Limtied	572,551

2,260	Cabot Microelectronics Corporation	118,085

5,373	Cree, Inc.	248,018

1,780	Cymer, Inc.	100,712

2,510	Cypress Semiconductor Corporation	48,644

9,060	First Solar Inc.	1,457,210

5,090	Hittite Microwave Corporation	324,589

366,445	Intel Corporation	7,391,196

4,350	International Rectifier Corporation	143,811

40,475	Intersil Holding Corporation, Class A	503,914

18,270	LSI Logic Corporation	124,236

2,220	Mellanox Technologies, Limited	56,011

4,670	MEMC Electronic Materials	60,523

139,770	Micron Technology, Inc.	1,601,764

8,230	Microsemi Corporation	170,443

14,620	National Semiconductor Corporation	209,651

4,040	Novellus Systems, Inc.	150,005

78,040	NVIDIA Corporation	1,440,618

7,380	NXP Semiconductors NV	221,400

38,260	ON Semiconductor Corporation	377,626

8,570	PMC-Sierra, Inc.	64,275

7,743	Power Integrations Inc.	296,789

11,190	Rambus Inc.	221,562

6,010	Semtech Corporation	150,370

8	Nuveen Investments

Shares	Description (1)	Value

	Semiconductors & Equipment (continued)

6,210	Silicon Laboratories Inc.	$268,334

45,430	Siliconware Precision Industries Company Limited	274,397

13,837	Skyworks Solutions Inc.	448,596

4,230	Spansion Inc., Class A	78,974

2,640	Spreadtrum Communications, Inc.	48,972

10,643	Tessera Technologies Inc.	194,341

59,067	Texas Instruments Incorporated	2,041,356

2,230	TriQuint Semiconductor, Inc.	28,789

3,770	Varian Semiconductor Equipment Associate	183,486
	Total Semiconductors & Equipment	22,613,441
	Software – 11.6%

1,630	ACI Worldwide, Inc.	53,464

3,290	Advent Software Inc.	94,324

5,260	Ansys Inc.	285,039

3,620	Ariba Inc.	123,587

1,350	Asiainfo Holdings, Inc.	29,228

2,890	Blackbaud, Inc.	78,724

3,360	Blackboard, Inc.	121,766

18,340	Cadence Design Systems, Inc.	178,815

32,960	Citrix Systems	2,421,242

950	CommVault Systems, Inc.	37,886

15,130	Compuware Corporation	174,752

3,750	Concur Technologies, Inc.	207,938

830	FactSet Research Systems Inc.	86,926

4,400	Informatica Corporation	229,812

59,660	Intuit, Inc.	3,167,946

1,490	JDA Software Group	45,087

6,560	Lawson Software, Inc.	79,376

10,200	Micros Systems, Inc.	504,186

426,005	Microsoft Corporation, (2)	10,803,486

3,158	Microstrategy Inc.	424,688

1,350	NetSuite Inc.	39,258

11,260	Novell Inc.	66,772

8,890	Nuance Communications, Inc.	173,888

309,744	Oracle Corporation, (2)	10,336,156

12,590	Parametric Technology Corporation	283,149

1,050	Pegasystems, Inc.	39,837

1,790	Perfect World Company Limited	37,912

6,610	Progress Software Corporation	192,285

5,270	Quest Software Inc.	133,805

5,560	Red Hat, Inc.	252,368

1,510	Rovi Corporation	81,012

520	Salesforce.com, Inc.	69,462

6,230	Shanda Interactive Entertainment Ltd.	261,598

2,490	Solarwinds, Inc.	58,415

Nuveen Investments	9

Portfolio of Investments (Unaudited)

NASDAQ Premium Income & Growth Fund Inc. (QQQX) (continued)

March 31, 2011

Shares	Description (1)	Value

	Software (continued)

3,250	Solera Holdings Inc.	$166,075

2,680	SS&C Technologies Holdings Inc.	54,726

2,170	SuccessFactors, Inc.	84,825

16,940	Synopsys Inc.	468,391

5,580	Tibco Software Inc.	152,055

870	VMware Inc.	70,940
	Total Software	32,171,201
	Specialty Retail – 2.1%

3,280	Aaron Rents Inc.	83,181

4,540	Advance Auto Parts, Inc.	297,915

13,374	Ascena Retail Group Inc.	433,451

1,110	AutoNation Inc.	39,261

950	AutoZone, Inc.	259,882

6,910	Best Buy Co., Inc.	198,455

4,650	CarMax, Inc.	149,265

2,370	Chico’s FAS, Inc.	35,313

3,390	Dick’s Sporting Goods Inc.	135,532

4,030	GameStop Corporation	90,756

5,870	Gap, Inc.	133,014

11,750	Home Depot, Inc.	435,455

1,430	Limited Brands, Inc.	47,018

16,170	Lowe’s Companies, Inc.	427,373

7,480	PetSmart Inc.	306,306

13,324	Rent-A-Center Inc.	465,141

5,450	Sally Beauty Holdings Inc.	76,355

5,670	Signet Jewelers Limited	260,933

9,542	Tiffany & Co.	586,260

6,780	TJX Companies, Inc.	337,169

13,549	Tractor Supply Company	811,043

2,540	Ulta Salon, Cosmetics & Fragrance, Inc.	122,250

2,420	Williams-Sonoma Inc.	98,010
	Total Specialty Retail	5,829,338
	Textiles, Apparel & Luxury Goods – 0.2%

2,410	Coach, Inc.	125,416

864	Deckers Outdoor Corporation	74,434

1,290	Nike, Inc., Class B	97,653

4,133	Phillips-Van Heusen Corporation	268,769

410	Polo Ralph Lauren Corporation	50,697
	Total Textiles, Apparel & Luxury Goods	616,969
	Trading Companies & Distributors – 0.1%

4,710	MSC Industrial Direct Inc., Class A	322,494
	Wireless Telecommunication Services – 1.3%

20,750	American Tower Corporation	1,075,265

10,080	Clearwire Corporation	56,347

13,210	Crown Castle International Corporation	562,086

10	Nuveen Investments

Shares	Description (1)	Value

	Wireless Telecommunication Services (continued)

5,860	Metropcs Communications Inc.	$95,166

15,620	Partner Communications Company Limited	296,936

10,140	SBA Communications Corporation	402,355

16,480	Sprint Nextel Corporation	76,467

13,780	Telephone and Data Systems Inc.	464,386

13,210	United States Cellular Corporation	680,183
	Total Wireless Telecommunication Services	3,709,191
	Total Investments (cost $206,213,675) – 102.2%	283,594,880
	Other Assets Less Liabilities – (2.2)% (3)	(6,136,370)
	Net Assets – 100%	$277,458,510

Investments in Derivatives

Call Options Written outstanding at March 31, 2011:

Number of Contracts	Type	Notional Amount (4)	Expiration Date	Strike Price	Value

(150)	NASDAQ 100 INDEX	$(36,750,000)	4/16/11	$2,450.0	$(16,125)

(150)	NASDAQ 100 INDEX	(37,125,000)	4/16/11	2,475.0	(5,625)

(100)	NASDAQ 100 INDEX	(25,250,000)	4/16/11	2,525.0	(4,000)

(100)	NASDAQ 100 INDEX	(22,750,000)	5/21/11	2,275.0	(1,041,000)

(100)	NASDAQ 100 INDEX	(23,250,000)	5/21/11	2,325.0	(702,500)
(600)	Total Call Options Written (premium received $1,979,092)	$(145,125,000)			$(1,769,250)

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of March 31, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$283,594,880	$—	$—	$283,594,880
Derivatives:
Call Options Written	(1,769,250)	—	—	(1,769,250)
Total	$281,825,630	$—	$—	$281,825,630

Nuveen Investments	11

Portfolio of Investments (Unaudited)

NASDAQ Premium Income & Growth Fund Inc. (QQQX) (continued)

March 31, 2011

During the period ended March 31, 2011, the Fund recognized no significant transfers to/from Level 1, Level 2 or Level 3.

Derivative Instruments and Hedging Activities

The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund’s investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.

The following table presents the fair value of all derivative instruments held by the Fund as of March 31, 2011, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

		Location on the Statement of Assets and Liabilities
		Asset Derivatives		Liability Derivatives
Underlying Risk Exposure	Derivative Instrument	Location	Value	Location	Value
Equity Price	Options	—	$—	Call options written, at value	$1,769,250

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At March 31, 2011, the cost of investments (excluding investments in derivatives) was $206,321,227.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) at March 31, 2011, were as follows:

Gross unrealized:
Appreciation	$85,198,199
Depreciation	(7,924,546)
Net unrealized appreciation (depreciation) of investments	$77,273,653

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Investment, or portion of investment, has been pledged as collateral for call options written.

(3)	Other Assets Less Liabilities includes Value and/or the Unrealized Appreciation (Depreciation) of derivative instruments as listed within Investments in Derivatives.

(4)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.

ADR	American Depositary Receipt.

12	Nuveen Investments

Item 2. Controls and Procedures.

a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) NASDAQ Premium Income & Growth Fund Inc.

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date May 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date May 27, 2011

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date May 27, 2011